Business Combinations and Disposals - Acquisition Information (Details) - MXN ($) $ in Millions	1 Months Ended	12 Months Ended
	Feb. 28, 2023	Dec. 31, 2023	Mar. 31, 2023	Dec. 31, 2022	Nov. 30, 2022	Oct. 31, 2022	May 31, 2022	Feb. 28, 2022	Jan. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about business combination [line items]
Deductibe goodwill, tax purposes, period		15 years
Valora
Disclosure of detailed information about business combination [line items]
Business acquisition, percentage of voting equity interests acquired	3.13%					96.87%
Business acquisition, consideration transferred	$ 673					$ 23,148
Acquisition-related costs	$ 252
Sigma Supply
Disclosure of detailed information about business combination [line items]
Business acquisition, percentage of voting equity interests acquired							100.00%
Business acquisition, consideration transferred							$ 7,385
CVI Refrigerants Ltda.
Disclosure of detailed information about business combination [line items]
Business acquisition, percentage of voting equity interests acquired									100.00%
Business acquisition, consideration transferred									$ 1,947
CVI Refrigerants Ltda. | Distribution rights
Disclosure of detailed information about business combination [line items]
Identifiable intangible assets recognised as of acquisition date									$ 894
CVI Refrigerants Ltda. | Goodwill
Disclosure of detailed information about business combination [line items]
Identifiable intangible assets recognised as of acquisition date				$ 1,923
Agua Cristal
Disclosure of detailed information about business combination [line items]
Business acquisition, percentage of voting equity interests acquired					100.00%
Business acquisition, consideration transferred					$ 699
Agua Cristal | Distribution rights
Disclosure of detailed information about business combination [line items]
Identifiable intangible assets recognised as of acquisition date				228
Agua Cristal | Goodwill
Disclosure of detailed information about business combination [line items]
Identifiable intangible assets recognised as of acquisition date				8
Agua Cristal | Property, plant and equipment, net
Disclosure of detailed information about business combination [line items]
Identifiable intangible assets recognised as of acquisition date				$ 448
Net Pay S.A.P.I de C.V.
Disclosure of detailed information about business combination [line items]
Business acquisition, percentage of voting equity interests acquired			100.00%
Business acquisition, consideration transferred			$ 4,422
OK Market
Disclosure of detailed information about business combination [line items]
Business acquisition, percentage of voting equity interests acquired								100.00%
Business acquisition, consideration transferred								$ 1,269
Atra, Hughes, Sunbelt, H.T. Berry, and Other Smaller Acquistions
Disclosure of detailed information about business combination [line items]
Business acquisition, percentage of voting equity interests acquired				100.00%
Business acquisition, consideration transferred				$ 8,203
Daycon, PJP, Next-Gen, Johnston Paper, And Other Smaller Acquisitons
Disclosure of detailed information about business combination [line items]
Business acquisition, percentage of voting equity interests acquired										100.00%
Business acquisition, consideration transferred										$ 9,949